As filed with the Securities and Exchange Commission on April 27, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22770
NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments MLP Income Fund Inc. (Unaudited) February 28, 2018

NUMBER OF SHARES		VALUE	†

Master Limited Partnerships and Related Companies 127.7%

Coal & Consumable Fuels 9.2%
1,859,436	Alliance Holdings GP, L.P.	$ 47,359,835	(a)

Leisure Facilities 8.4%
646,000	Cedar Fair L.P.	43,159,260	(a)

Oil & Gas Storage & Transportation 101.0%
536,000	American Midstream Partners LP	6,164,000	(a)
818,038	Antero Midstream Partners LP	21,358,972	(a)
336,000	Antero Resources Corp.	6,320,160	*(a)
200,000	DCP Midstream Partners, LP	7,168,000	(a)
640,000	Dominion Midstream Partners, LP	16,128,000	(a)
44,000	Dominion Energy, Inc.	3,259,080	(a)
4,500,000	Energy Transfer Equity, L.P.	67,873,682	*(b)(d)(e)
2,860,000	Energy Transfer Partners, L.P.	52,080,600	(a)
1,960,000	Enterprise Products Partners L.P.	49,823,200	(a)
536,016	EQT GP Holdings LP	12,633,897	(a)
646,000	EQT Midstream Partners, LP	39,741,920	(a)
136,000	NRG Yield, Inc. - Class C	2,128,400
336,000	MPLX LP	11,602,080	(a)
200,000	NuStar Energy L.P.	4,388,000	(a)
1,343,571	NuStar GP Holdings, LLC	15,652,602	(a)
876,409	ONEOK, Inc.	49,368,119	(a)
16,000	Rice Midstream Partners LP	304,160	(a)
76,000	Sempra Energy	8,282,480	(a)
120,000	Spectra Energy Partners, LP	4,714,800	(a)
576,000	Targa Resources Corp.	25,718,400	(a)
336,300	Teekay LNG Partners L.P.	6,221,550	(a)
1,913,722	Western Gas Equity Partners, LP	69,659,481	(a)
586,000	Western Gas Partners, LP	27,278,300	(a)
336,000	Williams Cos., Inc.	9,327,360	(a)
		517,197,243
Propane 0.3%
40,000	AmeriGas Partners, L.P.	1,677,600	(a)

Utilities 8.8%
1,146,000	NextEra Energy Partners LP	44,969,040	(a)

Total Master Limited Partnerships and Related Companies (Cost $639,003,428)		654,362,978

Convertible Preferred Stocks 3.3%

Oil & Gas Storage & Transportation 3.3%
4,500,000	Energy Transfer Equity, L.P., Preferred (Cost $6,300,000)	16,788,803	(b)(d)(e)

Short-Term Investments 0.3%

Investment Companies 0.3%
1,357,288	Invesco STIT Treasury Portfolio Money Market Fund Institutional Class, 1.29%(c)(Cost $1,357,288)	1,357,288

Total Investments 131.3% (Cost $646,660,716)		672,509,069

Liabilities Less Other Assets (31.3%)		(160,311,414)

Net Assets Applicable to Common Stockholders 100.0%		$ 512,197,655

* Non-income producing security.
(a) All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b) Security fair valued as of February 28, 2018 in accordance with procedures approved by the Fund's Board of Directors (the "Board").  Total value of all such securities at February 28, 2018 amounted to $84,662,485 which represents 16.5% of net assets applicable to common stockholders of the Fund.

(c) Represents 7-day effective yield as of February 28, 2018.
(d) These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.
At February 28, 2018, these securities amounted to $84,662,485, which represents 16.5% of net assets applicable to common stockholders of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders	Value as of 2/28/2018	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 2/28/2018
Energy Transfer Equity, L.P.	3/16/2016	$57,957,425	15.0%	$67,873,682	13.2%
Energy Transfer Equity, L.P., Preferred	3/16/2016	6,300,000	1.6	16,788,803	3.3
		$64,257,425		$84,662,485	16.5%

(e) Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments MLP Income Fund Inc. (Unaudited)(cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of February 28, 2018:

Asset Valuation Inputs			Level 3(a)
Investments:	Level 1	Level 2		Total
Master Limited Partnerships and Related Companies
Coal & Consumable Fuels	$47,359,835	$-	$-	$47,359,835
Leisure Facilities	43,159,260	-	-	43,159,260
Oil & Gas Storage & Transportation	449,323,561	-	67,873,682	517,197,243
Propane	1,677,600	-	-	1,677,600
Utilities	44,969,040	-	-	44,969,040
Total Master Limited Partnerships and Related Companies	586,489,296	-	67,873,682	654,362,978
Convertible Preferred Stocks
Oil & Gas Storage & Transportation	-	-	16,788,803	16,788,803
Short-Term Investments	-	1,357,288	-	1,357,288
Total Investments	$586,489,296	$1,357,288	$84,662,485	$672,509,069

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities:	Beginning balance, as of 12/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 2/28/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2018
Master Limited Partnerships and Related Companies
Oil & Gas Storage & Transportation	$68,930,719	$-	$-	$(1,057,037)	$-	$-	$-	$-	$67,873,682	$(1,057,037)
Convertible Preferred Stocks
Oil & Gas Storage & Transportation	17,527,056	-	-	(738,253)	-	-	-	-	16,788,803	(738,253)
Total	$86,457,775	$-	$-	$(1,795,290)	$-	$-	$-	$-	$84,662,485	$(1,795,290)

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2018:

Asset class	Fair value at 2/28/2018	Valuation approach	Unobservable inputs	Amount or range per unit	Input value per unit	Impact to valuation from an increase in input(b)
			Quarterly Cash Distribution	$0.285	$0.285	Increase
Master Limited Partnerships and Related Companies	$67,873,682	Income Approach	Discount for Lack of Marketability	0.9%	0.9%	Decrease
			Quarterly Cash Distribution	$0.285	$0.285	Increase
Convertible Preferred Stocks	$16,788,803	Income Approach	Discount for Lack of Marketability	0.9%	0.9%	Decrease

(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable inut would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended February 28, 2018, no securities were transferred from one level (as of November 30, 2017) to another.

See Notes to Schedule of Investments

February 28, 2018
Notes to Schedule of Investments
(Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman MLP Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

• Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities (including master limited partnerships) and convertible preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: April 27, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: April 27, 2018